SEGMENTED DISCLOSURE (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2025 CAD ($) operatingSegment	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)
Disclosure of geographical areas [line items]
Number of operating segments | operatingSegment	1
Right-of-use assets	$ 122,291	$ 105,661	$ 94,212
Property, plant and equipment	325,048	296,977
Intangible assets	758,531	679,547
Revenues	$ 2,533,288	$ 3,032,883
Revenue
Disclosure of geographical areas [line items]
Concentration percentage	0.00%	25.10%
Canada
Disclosure of geographical areas [line items]
Right-of-use assets	$ 32,751	$ 30,483
Property, plant and equipment	67,254	62,895
Intangible assets	84,269	28,558
Revenues	131,465	113,386
United States
Disclosure of geographical areas [line items]
Right-of-use assets	22,935	11,273
Property, plant and equipment	145,788	143,642
Intangible assets	450,892	434,039
Revenues	1,036,378	1,488,331
Germany
Disclosure of geographical areas [line items]
Right-of-use assets	24,485	24,849
Property, plant and equipment	55,700	35,158
Intangible assets	46,256	38,945
Revenues	251,138	284,335
Italy
Disclosure of geographical areas [line items]
Right-of-use assets	18,662	16,819
Property, plant and equipment	44,539	39,439
Intangible assets	135,217	133,447
Revenues	87,842	117,117
Other Europe
Disclosure of geographical areas [line items]
Right-of-use assets	19,959	17,627
Property, plant and equipment	9,169	13,581
Intangible assets	33,724	34,672
Revenues	599,078	588,604
Other
Disclosure of geographical areas [line items]
Right-of-use assets	3,499	4,610
Property, plant and equipment	2,598	2,262
Intangible assets	8,173	9,886
Revenues	$ 427,387	$ 441,110